5. Borrowings (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,500		$ 1,500	$ 1,500
Unsecured Debt	5,668		5,802	3,239
Secured Debt	599		0	$ 0
Purchase And Sale Agreements [Member]
Secured Debt	599		0
Book value of collateral on secured line	$ 1,403		$ 0
Affiliate Loans [Member]
Interest rate	3.94%		3.93%	3.71%
Weighted Average Balance Of Affiliate Borrowings	$ 0		$ 32	$ 438
Maximum availability	1,500		1,500
Line of Credit Facility, Remaining Borrowing Capacity				1,500
Interest expense	0	$ 0	1	17
Amount borrowed	0		$ 0	0
SF Loan [Member]
Interest rate			5.00%
Long-term Federal Home Loan Bank Advances			$ 1,500	$ 1,500
Unsecured Debt	$ 0		$ 375
Notes Program [Member]
Interest rate	7.32%		7.26%	6.72%
Unsecured Debt			$ 5,427	$ 1,739